(American Beacon Small Cap Index Fund℠)
Investment Objective
The Fund's investment objective is to match the performance of the Russell 2000 ® Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (American Beacon Small Cap Index Fund℠)	Institutional Class
Management Fees	0.01%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.20%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon Small Cap Index Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master Small Cap Index Series. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Small Cap Index Series ("Portfolio") of the Quantitative Master Series LLC ("Index LLC"). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term "Fund" includes the Portfolio.

The Portfolio will not attempt to buy or sell securities based on the economic, financial or market analysis of BlackRock Advisors, LLC (the "Adviser"), the Portfolio's investment adviser, but will instead employ a "passive" investment approach. This means that the Adviser will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index ("Russell 2000") before deduction of expenses. The Portfolio will buy or sell securities only when the Adviser believes it is necessary to do so in order to match the performance of the Russell 2000. Accordingly, it is anticipated that the Portfolio's portfolio turnover and trading costs will be lower than those of an "actively" managed fund. However, the Portfolio has operating and other expenses, while an index does not. Therefore, the Portfolio may tend to underperform Russell 2000 to some degree over time.

The Portfolio will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000.

The Russell 2000 is composed of the common stocks of approximately the 1,001st through 3,000th largest U.S. companies by market capitalization, as determined by the Frank Russell Company. The stocks represented in the index are issued by small-capitalization U.S. companies in a wide range of businesses. As of January 31, 2015, the largest stock in the index had a market capitalization of approximately $10.6 billion, the smallest stock had a market capitalization of approximately $16 million and the dollar-weighted average market capitalization of stocks in the index was approximately $1.51 billion. The Russell 2000 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. Frank Russell Company's selection of a stock for the Russell 2000 does not mean that the Frank Russell Company believes the stock to be an attractive investment. The Frank Russell Company updates the Russell 2000 once each year, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Portfolio). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index.

The Portfolio may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, the Portfolio might invest in a sample of the stocks included in the Russell 2000 based on the Adviser's optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with fewer transaction costs than would be incurred through full replication. The Portfolio will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund.

The discussion below refers to the principal risks associated with an investment in the Portfolio. Because the Fund invests substantially all of its assets in the Portfolio, the principal risks associated with an investment in the Portfolio are the same as those associated with an investment in the Fund. The principal risks of investing in the Portfolio are:

Equity Securities Risk
Stock markets are volatile. The price of equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Index Fund Risk
An index fund has operating and other expenses while an index does not. As a result, while the Portfolio will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk and Selection Risk
Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Master/Feeder Structure Risk
Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective.

Small Capitalization Securities Risk
Small capitalization companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index. The returns of the broad-based market index do not reflect fees, expenses or taxes. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Institutional Class Shares. Year Ended 12/31

Highest Quarterly Return: 20.74% 2nd Quarter 2009 1/1/2005 through 12/31/2014 Lowest Quarterly Return: -25.96% 4th Quarter 2008 1/1/2005 through 12/31/2014
Average annual total returns for periods ended December 31 2014
Average Annual Total Returns (American Beacon Small Cap Index Fund℠)	1 Year	5 Years	10 Years
Institutional Class	4.86%	15.52%	7.73%
Institutional Class Returns After Taxes on Distributions	2.25%	14.63%	6.89%
Institutional Class Returns After Taxes on Distributions and Sales of Fund Shares	4.29%	12.37%	6.11%
Russell 2000 Index (Reflects no deduction for fees expenses or taxes)	4.89%	15.55%	7.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation

(American Beacon International Equity Index Fund℠)
Investment Objective
The Fund's investment objective is to match the performance of the MSCI EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[2]
Annual Fund Operating Expenses (American Beacon International Equity Index Fund℠)	Institutional Class
Management Fees	0.01%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.20%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon International Equity Index Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series LLC, therefore, the portfolio turnover rate is that of the Master International Index Series. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master International Index Series ("Portfolio") of the Quantitative Master Series LLC ("Index LLC"). The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term "Fund" includes the Portfolio.

The Portfolio will not attempt to buy or sell securities based on the economic, financial or market analysis of the BlackRock Advisors, LLC, the Portfolio's investment adviser or BlackRock Investment Management, LLC, the Portfolio's sub-adviser (collectively, the "Adviser"), but will instead employ a "passive" investment approach. This means that the Adviser will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index ("EAFE Index") before deduction of expenses. The Portfolio will buy or sell securities only when the Adviser believes it is necessary to do so in order to match the performance of the EAFE Index. Accordingly, it is anticipated that the Portfolio's portfolio turnover and trading costs will be lower than those of an "actively" managed fund. However, the Portfolio has operating and other expenses, while an index does not. Therefore, the Portfolio may tend to underperform EAFE Index to some degree over time.

The Portfolio will be substantially invested in securities in the EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the EAFE Index.

The EAFE Index is composed of equity securities of approximately 1,000 companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the EAFE Index among these countries is based upon each country's relative market capitalizations, and not its gross domestic product, which means that the index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom) and these countries have the most effect on the index's performance. The stocks in the EAFE Index are chosen by MSCI Inc. ("MSCI") based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the developed international markets. MSCI's selection of a stock for the EAFE Index does not mean that MSCI believes the stock to be an attractive investment.

The Portfolio will, under normal circumstances, invest in all of the countries represented in the EAFE Index. The Portfolio may not, however, invest in all of the companies within a country represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the Portfolio may invest in a sample of equity securities included in the EAFE Index and in derivative instruments correlated with components of the EAFE Index as a whole based on the Adviser's optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with fewer transaction costs than would be incurred through full replication.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund.

The discussion below refers to the principal risks associated with an investment in the Portfolio. Because the Fund invests substantially all of its assets in the Portfolio, the principal risks associated with an investment in the Portfolio are the same as those associated with an investment in the Fund. The principal risks of investing in the Portfolio are:

Equity Securities Risk
Stock markets are volatile. The price of equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Foreign Securities Risk
Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Portfolio's investments.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Portfolio's investments.

Index Fund Risk
An index fund has operating and other expenses while an index does not. As a result, while the Portfolio will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk and Selection Risk
Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Master/Feeder Structure Risk
Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index. The returns of the broad-based market index do not reflect fees, expenses or taxes. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Institutional Class Shares. Year Ended 12/31

Highest Quarterly Return: 25.20% 2nd Quarter 2009 1/1/2005 through 12/31/2014 Lowest Quarterly Return: -20.10% 3rd Quarter 2011 1/1/2005 through 12/31/2014
Average annual total returns for periods ended December 31 2014
Average Annual Total Returns (American Beacon International Equity Index Fund℠)	1 Year	5 Years	10 Years
Institutional Class	(6.11%)	4.98%	4.26%
Institutional Class Returns After Taxes on Distributions	(7.68%)	4.13%	3.55%
Institutional Class Returns After Taxes on Distributions and Sales of Fund Shares	(3.44%)	3.70%	3.35%
MCSI EAFE Index (reflects no deduction for fees expenses or taxes)	22.78%	12.44%	6.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation

After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Small Cap Index Series ("Portfolio") of the Quantitative Master Series LLC.
[2]	The fees and expenses and the example shown in the table that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of the Master International Index Series ("Portfolio") of the Quantitative Master Series LLC.